Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Selling Expenses [Line Items]
Transportation services	$ 17,343	$ 12,596	$ 13,778
Shipping services and expenses	3,704	2,719	2,272
Canons and tributes	2,784	2,146	2,496
Laboratory analysis and tests	965	437	401
Personnel expenses	631	699	604
Other	341	795	671
Total	25,768	19,392	20,222
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Copper concentrate freight	135,951	145,725	145,597
Commissions	5,641	5,960	5,350
Cathode freight	2,112	4,102	3,831
Other	2,067	2,457	2,595
Total	$ 145,771	$ 158,244	$ 157,373